Trade Receivables, Net - Transfer of Financial Asset (Detail) - BNP Paribas [Member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Receivables Factoring Proceeds [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Assets that entity continues to recognise	€ 28,545	€ 23,600
Reclassified to Other Receivables [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Transferred to other receivables	28,545	18,283
Advances Received But Unused [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	27,206	17,103
Advances Received Used [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Advances received	€ 0	€ 5,317
Interest Rate On Advances Received Against Trade Receivables Sold [Member]
Disclosure of transferred financial assets that are not derecognised in their entirety [line items]
Interest rates on advances received	0.00%	0.80%